Financial assets, liabilities and financial result (excluding Orange Bank) - Assets available for sale - Reconciliation (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets at beginning of period	€ 1,067	€ 1,878	€ 144
BT shares received as remuneration for the disposal of EE			2,462
Sale of one third of BT shares		(570)
Impairment on BT shares before hedge of FX risk		(325)	(753)
Change in fair value		20	1
Other movements		64	24
Financial assets at end of period	5,057	€ 1,067	€ 1,878
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets at end of period	254
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets at end of period	€ 4,041